GENERAL	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

Note 1 - GENERAL:

ZOOZ Strategy Ltd. (formerly – ZOOZ Power) (hereinafter - “the Company”), an Israeli Company, was incorporated and commenced operations in Israel on February 5, 2013. The offices of the Company are located at 4 Hamelacha St., Lod, Israel.

The Company operates as one operating segment focused on developing and marketing Flywheel-based power boosting and power management solutions. The system is based on kinetic storage using flywheels.

In July 2025 the Company adopted bitcoin as its primary treasury reserve asset on an ongoing basis. The Company continues to maintain its flywheel technology and related activities; however, the scale of such activities has decreased compared to prior periods.

On October 16, 2025, the Company changed its name from ZOOZ Power to ZOOZ Strategy.

In March 2021, the Company completed an initial public offering of shares and marketable warrants on the Tel Aviv Stock Exchange and became a public Company and started trading on that day.

In March 2022, the Company completed a public offering of shares and warrants. For more information see note 12.

In April 2024 the Company and Keyarch Acquisition Corporation, consummated their previously announced business combination agreement. The merger of Keyarch with Merger Sub resulted in the exchange of shares of Keyarch ordinary shares held by Keyarch shareholders for newly issued ZOOZ ordinary shares on a one-to-one basis. The merger was accounted for as a recapitalization; as such, any difference between the fair value of ZOOZ’s ordinary shares issued and the fair value of Keyarch’s identifiable net assets was recorded as additional paid-in capital.

In February 2024, Keyarch and the Company entered into subscription agreements with certain investors. Under the terms of the Subscription Agreements, the PIPE Investors agreed to subscribe for and purchase, an aggregate of 1,300,000 Keyarch Class A ordinary shares for a purchase price of $10.00 per share, for gross proceeds of $13,000,000.

In March 2024, the extraordinary general meeting of the Company’s shareholders approved a reverse share split of the Company’s ordinary Shares, effective as of March 25, 2024, at a conversion ratio of 11.43720665. The Company accounted for the Reverse Stock Splits on a retroactive basis. As a result, all common stock, warrants, and options outstanding and exercisable for common stock, exercise prices and loss per share amounts have been adjusted, on a retroactive basis, to reflect such Reverse Stock Split.

On April 2024, ZOOZ issued promissory notes in favor of Keyarch and EarlyBirdCapital, for the principal amount of $2,030,000 and $840,000 respectively. The Notes mature on April 4, 2026, and accrue interest at an annual rate of 8%.

The promissory notes are measured at fair value using the effective interest rate method. The accrued interest recorded in 2025 and 2024 amounts to$160 thousand and $171 thousand, respectively. As of September 30, 2025, the Company has fully paid the notes in a total consideration of $3.2 million.

The Company’s shareholders as of April 2024 are entitled to additional contingent consideration of up to 4 million ordinary shares upon the Company’s achievement of the applicable earnout milestones, during five years commencing at the end of the full fiscal quarter following the Closing date. In the event the volume-weighted average price of ZOOZ ordinary shares (“VWAP”) exceeds $12, then 1 million Earnout Shares will be issuable (constituting 25% of the Earnout Shares). In addition, in the event the VWAP exceeds $16 for the Trading Period, then 1,400,000 Earnout Shares are issuable (constituting 35% of the Earnout Shares), and additionally, in the event VWAP exceeds $23 for the Trading Period, then 1,600,000 Earnout Shares are issuable (constituting 40% of the Earnout Shares). The earnout are indexed to the Company’s own stock and, accordingly, the earnout is classified within equity. As of the balance sheet date, the earn out milestones were not met.

In connection to the Business Combination, the Company’s ordinary shares and public warrants began trading on the Nasdaq Capital Market under the ticker symbols “ZOOZ” and “ZOOZW”, respectively, on April 5, 2024, and became a dual listed Company.

ZOOZ STRATEGY LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

Following the Issuance of Earnout rights in April 2024, the company’s options and warrants conversion ratio has been adjusted, so each option or warrant will be exercisable to 1.18961 common shares.

As part of the transaction Keyarch’s warrants at an amount of 6,022,050 with a total fair value of $0.3 million were converted to the Company’s warrants and were recorded in the consolidated financial statements. For more information see Note 11.

The net proceeds received by the Company as part of the Merger Agreement Closing and the PIPE Financing totaled to $10.875 million; issuance costs of $ 148 thousand were recorded as a reduction to Shareholders’ Equity.

On July 29, 2025, the Company entered into securities purchase agreements with certain institutional and accredited investors for a private placement consisting of ordinary shares, pre-funded warrants, and warrants (the “Private Placement”).

Contemporaneously with the execution of the Private Placement s, the Company entered into a Sponsor Support and rights agreement with Forest Hill 18, LP, a Delaware limited partnership (the “Sponsor”), pursuant to which the Sponsor agreed to provide strategic advisory services to the Company in connection with the Private Placement.

In consideration for such services, the Company agreed to issue to the Sponsor a number of ZOOZ ordinary shares equal to 5% of the Company’s ordinary shares outstanding on a fully diluted, as-converted basis following the Closing. In addition, the Sponsor received pre-funded warrants and sponsor warrants issued in connection with the Private Placement.

The Sponsor is also entitled to receive a quarterly advisory fee for strategic advisory services to the Company in connection with its cryptocurrency treasury strategy equal to 0.125% of the value of the Company’s cryptocurrency assets.

Chardan Capital Markets LLC (“Chardan”) acted as placement agent in connection with the Private Placement. As compensation for its services, Chardan was entitled to a placement agent fee of approximately 7% of the gross proceeds, which was paid in securities.

Tranche 1

On July 31, 2025, the Company issued ordinary shares and warrants. In addition, the Company issued ordinary shares pre-funded warrants to the Sponsor and in connection with Tranche 1. The Company also issued ordinary shares and warrants to Chardan as a placement agent fee in connection with Tranche 1. Cash proceeds received from investors totaled approximately $5.0 million.

Tranche 2

Following shareholder approval, on September 30, 2025, the Company issued ordinary shares, pre-funded warrants. In addition, the Company issued ordinary shares, pre-funded warrants and warrants to the Sponsor in connection with Tranche 2. The Company also issued ordinary shares and pre-funded warrants to Chardan as a placement agent fee in connection with Tranche 2. Cash proceeds received from investors in Tranche 2 totaled approximately $151 million.

Cash proceeds received from investors totaled approximately $167 million, resulting in net proceeds of approximately $153 million, after deducting placement agent fees of approximately 7% of the gross proceeds, which was paid in securities and total issuance expenses recorded as deduction from share premium amounted to $2.58 million. For further details see note 12.

Certain securities issued in both Tranches were issued to the Sponsor to Chardan were not issued for cash consideration.

Certain investors elected to receive pre-funded warrants in lieu of ordinary shares in order to avoid exceeding applicable beneficial ownership limitations (generally 4.99% or 9.99%) of the Company’s outstanding ordinary shares immediately following the issuance.

ZOOZ STRATEGY LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

The Company intends to use the net proceeds primarily to support its cryptocurrency treasury strategy, including the accumulation of bitcoin, as well as to repay all of its outstanding promissory notes and for general corporate purposes. As of September 30, 2025, the Company has fully repaid the notes, with a total consideration of $3.2 million.

Operations in Israel

In October 2023, following terrorist attacks in southern Israel, the Israeli government declared war against Hamas and commenced a military campaign in the Gaza Strip (the “Swords of Iron” war). Since then, there have been additional hostilities along Israel’s borders and regional security escalations, including military actions involving Iran and related operations such as “Operation Rising Lion.” To date, the Company’s operations and financial results have not been materially affected by these events. However, as these developments are beyond the Company’s control, their continuation or escalation could adversely affect the Company’s operations in the future.

Liquidity

The Company incurred net losses for the years ended December 31, 2025, and December 31, 2024, in the amounts of $55,589 thousand and $10,990 thousand and generated negative cash flows from operating activities of $13,784 thousand and $9,928 thousand, respectively. The Company’s cash balance as of December 31, 2025, is $27,028 thousand.

The Company has historically financed its operations primarily through capital raising transactions. During 2025, the Company completed equity capital raising transactions, including private placements and at-the-market offerings, resulting in net proceeds of approximately $153 million.

The Company generated limited revenues from its ongoing operations in prior periods. In addition, during 2025 the Company adopted a treasury strategy pursuant to which a substantial portion of the funds raised was invested in bitcoin.

While the Company’s digital asset holdings are subject to market volatility and do not generate operating cash flows, management believes that the Company’s existing cash balances, together with its ability, if necessary, to utilize its liquid resources, including digital asset holdings to finance  its operating expenditures, will be sufficient to meet its anticipated operating and capital requirements for at least the twelve months following the date of issuance of these financial statements.